NOTE 10: NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Note 10 Notes Payable
Balance, beginning	$ 404,370	$ 87,016	$ 78,463
Converted to convertible debentures	0	(62,131)	0
Repayment	0	(31,000)	0
Issue of notes payable	495,449	399,985	0
Converted to shares	(167,000)	0	0
Interest expense	27,896	10,500	8,553
Balance, ending	760,715	404,370	87,016
Less: non-current portion of notes payable	(150,271)	0	0
Current portion of notes payable	$ 610,444	$ 404,370	$ 87,016